Property, plant and equipment - Commitments under non-cancellable operating leases (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Total commitments under noncancellable operating leases	$ 192	$ 177	$ 177
Not later than one year
Property, plant and equipment
Total commitments under noncancellable operating leases	35	32	29
Later than one year and not later than five years
Property, plant and equipment
Total commitments under noncancellable operating leases	77	73	75
Later than five years
Property, plant and equipment
Total commitments under noncancellable operating leases	$ 80	$ 72	$ 73